Provisions for risks and charges (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of other provisions [abstract]
Schedule of Movement of the Provision for Risks and Charges
The following tables show the movement of the provision for risks and charges in 2025:

(€ thousands)	Legal and fiscal risks	Leased store restoration	Refund liability returns	Other provisions	Total provisions
At January 1, 2025	702	18,576	14,046	7,018	40,342
of which current	650	2,096	14,046	—	16,792
of which non-current	52	16,480	—	7,018	23,550
Provisions	96	347	5,981	192	6,616
Additions related to new leases	—	10,613	—	—	10,613
Releases	(43)	—	(491)	(1,544)	(2,078)
Utilizations	(7)	(4,846)	(4,587)	(367)	(9,807)
Exchange differences	(81)	(1,457)	(830)	(201)	(2,569)
Business Combination	—	31	—	—	31
Financial charges	—	394	—	—	394
Reclassifications and other	(18)	—	61	210	253
At December 31, 2025	649	23,658	14,180	5,308	43,795
of which current	552	5,709	14,180	2,657	23,098
of which non-current	97	17,949	—	2,651	20,697